Share-Based Compensation Expense - Schedule of Share-Based Compensation Costs Related to RSUs and PRSUs (Details) - RSUs and PRSUs[Member] - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense	$ 67		$ 181
Alight Holdings
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense		$ 5		$ 5
Cost of services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense	19		40
Cost of services [Member] | Alight Holdings
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense		1		1
Selling, general and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense	$ 48		$ 141
Selling, general and administrative expenses [Member] | Alight Holdings
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Share-based compensation expense		$ 4		$ 4